Investment Strategy - iShares Future Robotics and Related Technologies Active ETF	Oct. 14, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by robotics companies and related technology companies and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities.
Fund management focuses on robotics companies and related technology companies in the value chain by seeking to invest in companies that are expected to focus on, support, supply, service, enable or implement the automation of physical tasks by using intelligent machines across industry, services, infrastructure and adjacent applications. As used herein, the robotics and related technologies value chain refers to the range of activities, technologies and components relevant to developing, enabling, producing, deploying and commercializing robotics and autonomous technologies, including both robotics applications and the hardware, sensing, compute, artificial intelligence (“AI”), connectivity and other enabling technologies that support them.
For purposes of the Fund’s 80% policy, robotics companies and related technology companies are those that, as determined by Fund management in its discretion, (i) are classified by a third-party classification system as being in an industry or sub-industry that Fund management has mapped to robotics and related technology value chain functions, (ii) meet current or forecasted revenue thresholds in robotics or related technologies in the value chain or (iii) are projected by Fund management to be future market leaders in robotics or related technologies in the value chain. In each case, Fund management has developed a proprietary framework to map companies across two themes within the robotics or related technologies value chain (applications and enabling technologies) and to evaluate companies based on factors including current and forecast revenue or profit related to robotics and related technologies, related capital investment, research and development activity, product development and testing activity, commercial partnerships, regulatory milestones, corporate engagement and the company’s current and expected competitive position, including market share.
Fund management’s investment process includes, but is not limited to, direct engagement with company management, evaluation of corporate strategies and vision, and the development of proprietary forecasts to model expected outcomes.
Robotics companies may include companies that offer or enable automated solutions for physical tasks and may operate in any industry, including but not limited to, aerospace and defense; automobiles; electronic equipment, instruments and components; machinery; passenger airlines; professional services; semiconductors and semiconductor equipment; and software. The industries represented by such companies may change from time to time.
Fund management considers related technologies to be the enabling technologies necessary to develop, operate or deploy robotics and autonomous systems. These include, but are not limited to, hardware systems; sensing and control; compute and AI for autonomy; and automation enablement technologies such as connectivity, integration platforms and digital twins. These may include companies operating in any industry including, but not limited to, communications equipment; diversified telecommunication services; electronic equipment, instruments and components; IT services; interactive media and services; technology hardware, storage and peripherals; semiconductors and semiconductor equipment; software; automobiles; aerospace and defense; broadline retail; machinery; and media. The industries represented by such companies may change from time to time.
Because the Fund’s 80% policy is measured in aggregate across robotics and related technologies, at a given time the Fund may have less than 80% of its net assets invested in either robotics or related technology companies. BFA determines, in its discretion, whether a company is a robotics company or related technology company.
The Fund will concentrate its investments (i.e., invest at least 25% of its total assets) in one or more industries or groups of industries within the industrials and information technology sectors, in aggregate. Because this concentration is measured in aggregate across both groups of industries, at a given time the Fund may have less than 25% of its total assets invested in either the industrials or information technology sector.
The Fund may invest in companies of any market capitalization located anywhere in the world, including companies located in emerging markets. Equity securities in which the Fund may invest include common stocks, preferred stock, warrants, depositary receipts, and equity interests in real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”). The Fund may also invest in privately placed securities, including Rule 144A securities. The Fund may also invest in convertible securities. From time to time, the Fund may invest in shares of companies through initial public offerings (“IPOs”).
The Fund may, when consistent with the Fund’s investment objective, buy or sell options or futures on a security or an index of securities and may buy options on a currency or a basket of currencies, or enter into foreign currency transactions, including swaps (collectively, commonly known as derivatives). An option is the right to buy or sell a security or an index of securities at a specific price on or before a specific date. A future is an agreement to buy or sell a security or an index of securities at a specific price on a specific date. A swap is an agreement whereby one party exchanges its right to receive or its obligation to pay one type of currency for another party’s obligation to pay or its right to receive another type of currency in the future or for a period of time. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund may also use derivatives to enhance returns, in which case their use would involve leveraging risk. The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts.
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.
The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “Investment Company Act”).

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
Fund management focuses on robotics companies and related technology companies in the value chain by seeking to invest in companies that are expected to focus on, support, supply, service, enable or implement the automation of physical tasks by using intelligent machines across industry, services, infrastructure and adjacent applications. As used herein, the robotics and related technologies value chain refers to the range of activities, technologies and components relevant to developing, enabling, producing, deploying and commercializing robotics and autonomous technologies, including both robotics applications and the hardware, sensing, compute, artificial intelligence (“AI”), connectivity and other enabling technologies that support them.
Robotics companies may include companies that offer or enable automated solutions for physical tasks and may operate in any industry, including but not limited to, aerospace and defense; automobiles; electronic equipment, instruments and components; machinery; passenger airlines; professional services; semiconductors and semiconductor equipment; and software. The industries represented by such companies may change from time to time.
Fund management considers related technologies to be the enabling technologies necessary to develop, operate or deploy robotics and autonomous systems. These include, but are not limited to, hardware systems; sensing and control; compute and AI for autonomy; and automation enablement technologies such as connectivity, integration platforms and digital twins. These may include companies operating in any industry including, but not limited to, communications equipment; diversified telecommunication services; electronic equipment, instruments and components; IT services; interactive media and services; technology hardware, storage and peripherals; semiconductors and semiconductor equipment; software; automobiles; aerospace and defense; broadline retail; machinery; and media. The industries represented by such companies may change from time to time.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
For purposes of the Fund’s 80% policy, robotics companies and related technology companies are those that, as determined by Fund management in its discretion, (i) are classified by a third-party classification system as being in an industry or sub-industry that Fund management has mapped to robotics and related technology value chain functions, (ii) meet current or forecasted revenue thresholds in robotics or related technologies in the value chain or (iii) are projected by Fund management to be future market leaders in robotics or related technologies in the value chain. In each case, Fund management has developed a proprietary framework to map companies across two themes within the robotics or related technologies value chain (applications and enabling technologies) and to evaluate companies based on factors including current and forecast revenue or profit related to robotics and related technologies, related capital investment, research and development activity, product development and testing activity, commercial partnerships, regulatory milestones, corporate engagement and the company’s current and expected competitive position, including market share.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by robotics companies and related technology companies and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities.
Because the Fund’s 80% policy is measured in aggregate across robotics and related technologies, at a given time the Fund may have less than 80% of its net assets invested in either robotics or related technology companies. BFA determines, in its discretion, whether a company is a robotics company or related technology company.

Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest at least 25% of its total assets) in one or more industries or groups of industries within the industrials and information technology sectors, in aggregate. Because this concentration is measured in aggregate across both groups of industries, at a given time the Fund may have less than 25% of its total assets invested in either the industrials or information technology sector.